Fixed Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation, Total	$ 18,784	$ 17,617	$ 16,441
Capital Lease Obligations [Member]
Capital Leased Assets, Gross	3,941	4,243
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 2,721	$ 2,816